united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 26.7%
	AEROSPACE/DEFENSE - 2.3%
3,600	Boeing Co. (The)	$ 485,280

	COMPUTERS - 2.1%
4,660	Apple, Inc.	436,828

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
12,900	Charles Schwab Corp. (The)	366,489
6,220	Visa, Inc. - Cl. A	480,433
		846,922
	INTERNET - 2.2%
650	Alphabet, Inc. - Cl. A *	460,122

	PHARMACEUTICALS - 3.1%
5,750	AbbVie, Inc.	350,750
4,000	Express Scripts Holding Co. *	294,920
		645,670
	RETAIL - 6.8%
4,750	CVS Health Corp.	477,375
5,850	Dollar Tree, Inc. *	466,304
7,600	Foot Locker, Inc.	466,944
		1,410,623
	TELECOMMUNICATIONS - 6.1%
8,000	AT&T, Inc.	310,560
17,200	Cisco Systems, Inc.	472,828
9,700	Verizon Communications, Inc.	494,118
		1,277,506

	TOTAL COMMON STOCKS (Cost - $3,345,101)	5,562,951

	EXCHANGE TRADED FUNDS - 18.5%
	DEBT FUNDS - 14.1%
25,000	iShares 1-3 Year Treasury Bond ETF	2,125,250
7,800	iShares 1-3 Year Credit Bond ETF	823,836
		2,949,086
	EQUITY FUNDS - 4.4%
11,200	Vanguard REIT ETF	916,496

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,836,445)	3,865,582

	U.S. GOVERNMENT- 24.0%
2,000,000	United States Treasury Note/Bond, 1.125%, due 3/31/2020	2,000,000
3,000,000	United States Treasury Note/Bond, 1.250%, due 3/31/2021	3,000,012
	TOTAL MUTUAL FUNDS (Cost - $5,000,012)	5,000,012

	SHORT-TERM INVESTMENT - 18.3%
	MONEY MARKET FUND - 18.3%
3,806,913	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class, to yield 0.34% **
	(Cost - $3,806,913)	3,806,913

	TOTAL INVESTMENTS - 87.5% (Cost - $15,988,471) (a)	$ 18,235,458
	OTHER ASSETS AND LIABILITIES - NET - 12.5%	2,594,916
	TOTAL NET ASSETS - 100.0%	$ 20,830,374

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,097,118 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,138,340
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 2,138,340

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2016 (Unaudited)(Continued)

TOTAL RETURN SWAP CONTRACTS	Counterparty	Notional Amount	Termination Date	Unrealized Depreciation

Index swap on DBCCFX GMG USD 5 Year Treasury - to receive Total Return vs. Fee (0.67%(Days/365)) +	Deutsche Bank	$ 15,000,000	4/1/2021	$ (35,591)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
+ All or a portion of this investment is a holding of the GMG Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more represenatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2016 (Unaudited)(Continued)

Fair Valuation Process - As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,562,951	$ -	$ -	$ 5,562,951
Exchange Traded Funds and Notes	3,865,582	-	-	3,865,582
U.S. Government	5,000,012	-	-	5,000,012
Short-Term Investment	3,806,913	-	-	3,806,913
Total	$ 18,235,458	$ -	$ -	$ 18,235,458
Liabilities*
Open Swap Contracts**	$ -	$ 35,591	$ -	$ 35,591
Total	$ -	$ 35,591	$ -	$ 35,591

There were no transfers between levels during the current period presented.   It is the Fund's policy to recognize transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.
* Refer to the Fund's Consolidated Portfolio of Investments for industry classifications.
** Includes cumulative net unrealized depreciation on open swap contracts at April 30, 2016.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2016 (Unaudited)(Continued)

Consolidation of Subsidiaries – GMG Defensive Beta Fund ("GMG") with GMG Fund Limited ("GMG-CFC") – The Consolidated Portfolio of Investments includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

GMG may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the GMG's investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate GMG's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GMG Prospectus.

A summary of GMG's investments in the CFC is as follows:
		CFC Net Assets at	% of Fund Net Assets at
	Inception Date of CFC	April 30, 2016	April 30, 2016
GMG-CFC	1/7/10	$4,580,236	21.99%

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements - The Fund is subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. As of April 30, 2016 the amount of unrealized and realized loss on futures contracts subject to commodity price, interest rate and foreign exchange rate risk amounted to $35,591 and $0, respectively.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/14/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/14/2016